Income Tax - Summary of Charge for Current Taxation Rates on Taxable Profit (Details)		4 Months Ended	12 Months Ended
	Sep. 14, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Taxes [Line Items]
Income tax rates	28.00%	30.00%	16.50%	9.60%	8.90%
Malta
Disclosure Of Income Taxes [Line Items]
Income tax rates			5.00%	5.00%	35.00%	30.00%
Cayman Islands
Disclosure Of Income Taxes [Line Items]
Income tax rates			0.00%
Brazil
Disclosure Of Income Taxes [Line Items]
Income tax rates			34.00%
Colombia
Disclosure Of Income Taxes [Line Items]
Income tax rates			35.00%
Argentina
Disclosure Of Income Taxes [Line Items]
Income tax rates			25.00%
Ecuador
Disclosure Of Income Taxes [Line Items]
Income tax rates			25.00%
Uruguay
Disclosure Of Income Taxes [Line Items]
Income tax rates			25.00%
Panama
Disclosure Of Income Taxes [Line Items]
Income tax rates			25.00%
Paraguay
Disclosure Of Income Taxes [Line Items]
Income tax rates			10.00%
Guatemala
Disclosure Of Income Taxes [Line Items]
Income tax rates			25.00%
Nicaragua
Disclosure Of Income Taxes [Line Items]
Income tax rates			30.00%
Kenya
Disclosure Of Income Taxes [Line Items]
Income tax rates			30.00%
Tanzania
Disclosure Of Income Taxes [Line Items]
Income tax rates			30.00%
Uganda
Disclosure Of Income Taxes [Line Items]
Income tax rates			20.00%
United States of America
Disclosure Of Income Taxes [Line Items]
Income tax rates			21.00%
Ivory Coast
Disclosure Of Income Taxes [Line Items]
Income tax rates			25.00%
El Salvador
Disclosure Of Income Taxes [Line Items]
Income tax rates			25.00%
BANGLADESH
Disclosure Of Income Taxes [Line Items]
Income tax rates			28.00%
Dominican Republic
Disclosure Of Income Taxes [Line Items]
Income tax rates			27.00%
Bolivia
Disclosure Of Income Taxes [Line Items]
Income tax rates			25.00%
Saudi Arabia
Disclosure Of Income Taxes [Line Items]
Income tax rates			20.00%
Spain
Disclosure Of Income Taxes [Line Items]
Income tax rates			25.00%
Israel
Disclosure Of Income Taxes [Line Items]
Income tax rates			23.00%
Mexico
Disclosure Of Income Taxes [Line Items]
Income tax rates			30.00%
India
Disclosure Of Income Taxes [Line Items]
Income tax rates			22.00%
Chile
Disclosure Of Income Taxes [Line Items]
Income tax rates			27.00%
Peru
Disclosure Of Income Taxes [Line Items]
Income tax rates			29.50%
Morocco
Disclosure Of Income Taxes [Line Items]
Income tax rates			28.30%
Egypt
Disclosure Of Income Taxes [Line Items]
Income tax rates			22.50%
South Africa
Disclosure Of Income Taxes [Line Items]
Income tax rates			27.00%
Nigeria
Disclosure Of Income Taxes [Line Items]
Income tax rates			30.00%
Indonesia
Disclosure Of Income Taxes [Line Items]
Income tax rates			22.00%
Honduras
Disclosure Of Income Taxes [Line Items]
Income tax rates			25.00%
Philippines
Disclosure Of Income Taxes [Line Items]
Income tax rates			20.00%
Singapore
Disclosure Of Income Taxes [Line Items]
Income tax rates			17.00%
Malaysia
Disclosure Of Income Taxes [Line Items]
Income tax rates			24.00%
Thailand
Disclosure Of Income Taxes [Line Items]
Income tax rates			0.00%
United Arab Emirates
Disclosure Of Income Taxes [Line Items]
Income tax rates			0.00%
Vietnam
Disclosure Of Income Taxes [Line Items]
Income tax rates			20.00%
Japan
Disclosure Of Income Taxes [Line Items]
Income tax rates			22.00%
Ghana
Disclosure Of Income Taxes [Line Items]
Income tax rates			25.00%
Cameroon
Disclosure Of Income Taxes [Line Items]
Income tax rates			29.00%
Costa Rica
Disclosure Of Income Taxes [Line Items]
Income tax rates			30.00%
Ireland
Disclosure Of Income Taxes [Line Items]
Income tax rates			12.50%
Senegal
Disclosure Of Income Taxes [Line Items]
Income tax rates			30.00%
Bottom of Range | United Kingdom
Disclosure Of Income Taxes [Line Items]
Income tax rates			0.00%
Bottom of Range | Argentina
Disclosure Of Income Taxes [Line Items]
Income tax rates			30.00%
Bottom of Range | Rwanda
Disclosure Of Income Taxes [Line Items]
Income tax rates			28.00%
Top of Range | United Kingdom
Disclosure Of Income Taxes [Line Items]
Income tax rates			19.00%
Top of Range | Argentina
Disclosure Of Income Taxes [Line Items]
Income tax rates			35.00%
Top of Range | Rwanda
Disclosure Of Income Taxes [Line Items]
Income tax rates			30.00%